Notes Payable (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	May 15, 2020	Apr. 07, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Note payable default				460,829
PPP laon				$ 177,000
Unamortized debt discount					$ 196,000	$ 423,000	$ 522,000
Debt discount amortization						$ 196,000
Aggregate amount of paycheck protection		$ 313,000		313,000	313,000
Gain on extinguish of PPP				12,000
Notes payable exchanged				100,000
Proceeds from loan			$ 177,000	177,000
Amount payable				99,000
Accrued interest on PPP				4,000
Obligation on debt settlement				65,000	21,000
Notes payable, outstanding balance				310,000	$ 475,000		775,000
PPP maturity date		Apr. 07, 2022			Apr. 07, 2025
PPP interest rate		1.00%			1.00%
Secured notes payable				29,000
Note holder descriptions						5,000 of the notes were paid, and note holders agreed to exchange $296,000 of notes payable into a financing obligation
Unsecured promissory note						$ 475,000
Note issued					$ 152,000	$ 316,000
Interest rate decriptions					The notes are unsecured, bear interest at a rate starting at 8% up to 18% per annum	The notes bears interest at a rate starting from 31.8% to 148% per annum, each agreement secured by substantially all of the assets of the Company
Maturity date description					Maturing October 2020 and December 2021	maturing between March 2020 and April 2021
Debt instruments, principal payment					$ 275,000	$ 44,000
Outstanding balance of secured note					128,000	272,000
Notes payable, outstanding balance				$ 29,000	$ 128,000	272,000
Warrants issued to purchase common shares				638,000	638,000
Fair value of warrants				$ 53,000	$ 53,000
EID Loan [Member]
Notes payable, outstanding balance				150,000	$ 150,000
Economic Injury Disaster Loan [Member]
Loan borrowed amount	$ 150,000
Interest rate on loan	3.75%
Monthly payment on loan, description	Monthly principal and interest payments of $0.7 per month
One Note [Member]
Maturity date					July 2020
Note issued				88,000	$ 32,000	$ 468,000
Secured notes payable					$ 21,000
Interest rate of notes					148.00%	8.00%
Notes payable, outstanding balance				5,000	$ 128,000
Principal amount					319,000
Notes Payable [Member]
Unamortized debt discount				29,000	$ 52,000
Obligation on debt settlement				$ 60,000
Interest rate decriptions				The notes are unsecured, bear interest at a rate of 8% through 14% per annum	The notes are unsecured, bears interest at a rate of 8% through 14% per annum
Maturity date description					matured starting in fiscal 2011 up to July 2017
Debt instrument, interest rate					12.00%
Maturity date					November 2021
Notes payable, outstanding balance				$ 1,699,000	$ 1,699,000	$ 1,639,000	$ 1,639,000
Notes payable in default				1,639,000
Amortized debt discount				$ 52,000
Note issued upon exchange for cash					$ 60,000
Warrants issued to purchase common shares					26,666,666
Warrants, exercise price					$ 0.005
Fair value of warrants					$ 60,000
Unsecured Convertible Notes Payable [Member]
Interest rate decriptions					The notes bear interest at 8% to 10% per annum		The notes bear interest at a rate of 8% to 10% per annum
Maturity date description							maturing through December 2019.
Debt instrument, interest rate					8.00%
Maturity date					September 2019
Warrants issued to purchase common shares							100,575
Fair value of warrants							$ 60,000